RISK MANAGEMENT - Maximum exposure to credit risk - Financial instruments subject to impairment (Details) - Financial instruments subject to impairment - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
RISK MANAGEMENT
Loss Allowance	$ (16,100,248)	$ (16,924,276)
Total	250,570,955	214,645,445
Stage One
RISK MANAGEMENT
Loss Allowance	(2,589,992)	(3,525,671)
Total	227,858,536	191,707,881
Stage Two
RISK MANAGEMENT
Loss Allowance	(3,383,311)	(3,063,121)
Total	16,613,509	16,574,810
Stage Three
RISK MANAGEMENT
Loss Allowance	(10,126,945)	(10,335,484)
Total	6,098,910	6,362,754
Loans and Advances
RISK MANAGEMENT
Maximum exposure	220,323,483	191,409,730
Loans and Advances | Stage One
RISK MANAGEMENT
Maximum exposure	185,100,233	156,253,029
Loans and Advances | Stage Two
RISK MANAGEMENT
Maximum exposure	19,299,753	18,778,668
Loans and Advances | Stage Three
RISK MANAGEMENT
Maximum exposure	15,923,497	16,378,033
Commercial Loans
RISK MANAGEMENT
Maximum exposure	114,911,843	98,659,287
Commercial Loans | Stage One
RISK MANAGEMENT
Maximum exposure	97,000,580	80,863,445
Commercial Loans | Stage Two
RISK MANAGEMENT
Maximum exposure	8,335,781	8,203,659
Commercial Loans | Stage Three
RISK MANAGEMENT
Maximum exposure	9,575,482	9,592,183
Consumer loans
RISK MANAGEMENT
Maximum exposure	48,363,040	41,055,939
Consumer loans | Stage One
RISK MANAGEMENT
Maximum exposure	41,773,555	33,766,023
Consumer loans | Stage Two
RISK MANAGEMENT
Maximum exposure	3,927,387	4,599,535
Consumer loans | Stage Three
RISK MANAGEMENT
Maximum exposure	2,662,098	2,690,381
Mortgages
RISK MANAGEMENT
Maximum exposure	30,646,787	25,959,112
Mortgages | Stage One
RISK MANAGEMENT
Maximum exposure	25,447,635	21,676,563
Mortgages | Stage Two
RISK MANAGEMENT
Maximum exposure	3,654,710	3,093,690
Mortgages | Stage Three
RISK MANAGEMENT
Maximum exposure	1,544,442	1,188,859
Small Business Loans
RISK MANAGEMENT
Maximum exposure	1,282,185	1,232,075
Small Business Loans | Stage One
RISK MANAGEMENT
Maximum exposure	950,991	965,822
Small Business Loans | Stage Two
RISK MANAGEMENT
Maximum exposure	183,693	109,655
Small Business Loans | Stage Three
RISK MANAGEMENT
Maximum exposure	147,501	156,598
Financial Leases
RISK MANAGEMENT
Maximum exposure	25,119,628	24,503,317
Financial Leases | Stage One
RISK MANAGEMENT
Maximum exposure	19,927,472	18,981,176
Financial Leases | Stage Two
RISK MANAGEMENT
Maximum exposure	3,198,182	2,772,129
Financial Leases | Stage Three
RISK MANAGEMENT
Maximum exposure	1,993,974	2,750,012
Off Balance Sheet Exposures
RISK MANAGEMENT
Maximum exposure	46,347,720	40,159,991
Off Balance Sheet Exposures | Stage One
RISK MANAGEMENT
Maximum exposure	45,348,295	38,980,523
Off Balance Sheet Exposures | Stage Two
RISK MANAGEMENT
Maximum exposure	697,067	859,263
Off Balance Sheet Exposures | Stage Three
RISK MANAGEMENT
Maximum exposure	302,358	320,205
Financial Guarantees
RISK MANAGEMENT
Maximum exposure	8,762,538	7,632,331
Financial Guarantees | Stage One
RISK MANAGEMENT
Maximum exposure	8,714,751	7,553,064
Financial Guarantees | Stage Two
RISK MANAGEMENT
Maximum exposure	46,845	77,626
Financial Guarantees | Stage Three
RISK MANAGEMENT
Maximum exposure	942	1,641
Loan Commitments
RISK MANAGEMENT
Maximum exposure	37,585,182	32,527,660
Loan Commitments | Stage One
RISK MANAGEMENT
Maximum exposure	36,633,544	31,427,459
Loan Commitments | Stage Two
RISK MANAGEMENT
Maximum exposure	650,222	781,637
Loan Commitments | Stage Three
RISK MANAGEMENT
Maximum exposure	$ 301,416	$ 318,564